Finance income and expenses (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Summary of Finance Income and Expenses

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Interest income	1,085	2,892	2,379	6,375
Other financial income	155	102	155	204
Net foreign exchange difference	(7,763)	(185)	(5,565)	1,584
Interest expenses on lease liabilities	(749)	(1,487)	(1,494)	(3,009)
Interest expenses on Convertible Notes	(9,217)	(8,421)	(18,092)	(16,529)
Interest expenses on liabilities to credit institutions	(5,978)	(5,966)	(11,243)	(12,155)
Fair value changes on derivatives	(504)	183	(199)	(745)
Fair value changes on Convertible Notes	(8,592)	23,894	13,506	23,010
Other financial expenses	(353)	(623)	(1,952)	(5,723)
Total finance income and expenses, net	(31,916)	10,389	(22,505)	(6,988)